Financial and capital risk management (Details 5) $ in Millions	Dec. 31, 2024 USD ($)
Depreciation [Member] | Risk Depreciation Price [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (549)
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2,799)
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5,049)
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(758)
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(999)
Interest Rate [Member] | Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(930)
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1,242)
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(552)
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(554)
IPCA Index [Member] | IPCA Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
IPCA Index [Member] | IPCA Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(659)
IPCA Index [Member] | IPCA Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(755)
S O F R Interest Rate [Member] | S O F R Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
S O F R Interest Rate [Member] | S O F R Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(601)
S O F R Interest Rate [Member] | S O F R Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(654)
US Treasury Rate [Member] | US Treasury Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
US Treasury Rate [Member] | US Treasury Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(549)
US Treasury Rate [Member] | US Treasury Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (549)